Geographic Information and Significant Customers - Net Revenues by Majority Companies (Details) - USD ($) $ in Thousands	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue, Major Customer [Line Items]
Revenues	$ 15,020	$ 21,352	$ 17,393
NASA
Revenue, Major Customer [Line Items]
Revenues	$ 15,020	$ 21,352	$ 17,393